Income Taxes	9 Months Ended	12 Months Ended
	Sep. 30, 2014	Dec. 31, 2013
Entity Information [Line Items]
Income Taxes
INCOME TAXES
Effective Tax Rate
The income tax provision consisted of the following:

(In thousands, except effective tax rate)	Nine Months Ended September 30,
	2014	2013
Income (loss) before income tax provision (benefit)	(22,107)	(136)
Income tax provision (benefit)	(4,069)	(60)
Effective tax rate	18%	44%

On July 23, 2014, the Company acquired a controlling interest in Terra LLC and its subsidiary TerraForm Operating LLC. As a result, the Company owns 30.3% of Terra LLC and consolidates the results due to its controlling interest. The Company records SunEdison's 63.9% and Riverstone's 5.8% ownership as a non-controlling interests in the financial statements. Terra LLC is treated as a partnership for income tax purposes. As such, the Company records income tax on its 30.3% of Terra LLC's taxable income. SunEdison records income tax on its 63.9% share of taxable income generated by Terra LLC.
The Company's deferred tax balances reflect the change in tax basis of the Company's assets as a result of the IPO, primarily due to the recognition of the tax basis of the Company's investment in Terra LLC. For the nine months ended September 30, 2014, the overall effective tax rate was different than the statutory rate of 35% primarily due to the recognition of a valuation allowance on the tax benefit attributed to the Company post IPO. Tax benefits for losses realized before July 23, 2014, were recognized primarily because of existing deferred tax liabilities. These deferred tax amounts were eliminated with a charge to equity at the IPO date. A valuation allowance is recognized for the deferred tax assets resulting from the IPO transaction primarily because of the history of losses.

Predecessor
Entity Information [Line Items]
Income Taxes
INCOME TAXES
Income tax balances are determined and reported herein under the “separate return” method. Use of the separate return method may result in differences when the sum of the amounts allocated to TerraForm Power’s carve-out tax provisions are compared with amounts presented in the Parent’s consolidated financial statements. The related deferred tax assets and liabilities could be significantly different from those presented herein. Furthermore, certain tax attributes (for example, net operating loss carryforwards) that were reflected in the Parent’s consolidated financial statements may or may not be available to reduce future taxable income when TerraForm Power is separated from the Parent.
Income tax expense (benefit) consists of the following:

In thousands	Current	Deferred	Total
Year ended December 31, 2013:
U.S. federal	$—	$(329)	$(329)
State and local	—	42	42
Foreign	165	34	199
Total	$165	$(253)	$(88)
Year ended December 31, 2012:
U.S. federal	$—	$(1,094)	$(1,094)
State and local	—	(176)	(176)
Total	$—	$(1,270)	$(1,270)

Effective Tax Rate
Income tax expense (benefit) differed from the amounts computed by applying the statutory U.S. federal income tax rate of 35% to loss before income taxes.

	For the year ended December 31,
	2013	2012
Income tax at U.S. federal statutory rate	(35.0)%	(35.0)%
Increase (reduction) in income taxes:
State income taxes, net of U.S. federal benefit	11.2%	(6.7)%
Grants in lieu of tax credits—U.S. federal	—%	(242.6)%
Grants in lieu of tax credits—state, net of U.S. federal benefit	—%	(38.0)%
Effective tax expense (benefit) rate	(23.8)%	(322.3)%

When investment tax credits or grants in lieu of tax credits are received by TerraForm Power for its solar energy systems, the credits and grants are recognized as a reduction in the carrying value of the property and equipment. This also results in the recognition of a deferred tax asset and income tax benefit for the future tax depreciation of the property and equipment.
Deferred Taxes
The tax effects of the major items recorded as deferred tax assets and liabilities are:

	As of December 31,
In thousands	2013	2012
Deferred tax assets:
Net operating losses and tax credit carryforwards	$6,745	$2,733
Deferred revenue	2,575	2,130
Solar energy systems	44,218	33,182
Total deferred tax assets	53,538	38,045
Deferred tax liabilities:
Property and equipment	21,546	18,082
Solar energy systems	36,425	24,378
Other	2,039	57
Total deferred tax liabilities	60,010	42,517
Net deferred tax liabilities	$6,472	$4,472

Net operating loss carryforwards represent tax benefits measured assuming that TerraForm Power had been a stand alone operating company since January 1, 2012, and may not be available if TerraForm Power is no longer part of the Parent’s consolidated return. We believe that it is more likely than not that we will generate sufficient taxable income to realize the deferred tax assets associated with net operating losses and tax credit carryforwards, including taxable income resulting from future reversals of existing taxable temporary differences.